TREASURY SHARES	6 Months Ended
Jun. 30, 2026
Treasury Stock, Value [Abstract]
TREASURY SHARES	TREASURY SHARES
The table below illustrates the movement on the treasury shares during the period:

	June 30, 2026
(Expressed in thousands of U.S. Dollars, except share information)	Number of shares	Cost

Balance at December 31, 2025	1,407	$35
Repurchases	750,534	18,242
Cancellation	(564,444)	(13,622)
Balance at June 30, 2026	187,497	$4,655